Financial Assets at FVTPL (Tables)	12 Months Ended
Apr. 30, 2023
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at FVTPL explanatory

	2022	2023
	US$	US$
Unlisted equity securities (note (i))	11,091	489
Movie income right investments (note (ii))	8,039	13,924

	19,130	14,413

Presented as:

Current	—	9,243
Non-current	19,130	5,170

	19,130	14,413